Details of Certain Consolidated Statements of Income Lines (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 2,269	$ 2,031	$ 1,778
Foreign currency conversion revenue [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	861	838	672
Delinquency fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	567	605	526
Service fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	355	328	335
Other Commissions And Fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 486	$ 260	$ 245